UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WCG Management, L.P.
Address:  225 Liberty Street, 7th Floor
          New York, NY 10281

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ken Ulbricht
           ---
Title:     Managing Director, Chief Operating Officer
Phone:     (212)895-3011

Signature,  Place,  and  Date  of  Signing:

Ken Ulbricht     New York, NY     02/01/2011

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           1
Form 13F Information Table Value Total:        $77,504
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                               FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/ 	 SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT 	 PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- --------  ---------  --- ---- ------- -------- 	------ ------ ----
GOOGLE INC-CL A				COM	38259P508	297930.28	500  SH		Sole	N/A	Sole
APPLE INC				COM	37833100	613784.18	1900  SH	Sole	N/A	Sole
GOLDMAN SACHS GROUP INC			COM	38141G104	504058.41	3000  SH	Sole	N/A	Sole
INTL BUSINESS MACHINES CORP(NYS)	COM	459200101	542609.93	3700  SH	Sole	N/A	Sole
COLGATE-PALMOLIVE CO			COM	194162103	433720.9	5400  SH	Sole	N/A	Sole
BERKSHIRE HATHAWAY INC-CL B(NYS)	COM	84670702	471496.2	5900  SH	Sole	N/A	Sole
CHEVRON CORP				COM	166764100	566589.04	6200  SH	Sole	N/A	Sole
KIMBERLY - CLARK CORP			COM	494368103	397228.24	6300  SH	Sole	N/A	Sole
MCDONALDS CORP				COM	580135101	529474.95	6900  SH	Sole	N/A	Sole
CLOROX COMPANY (NYS)			COM	189054109	412025.24	6500  SH	Sole	N/A	Sole
JOHNSON & JOHNSON			COM	478160104	483172.5	7800  SH	Sole	N/A	Sole
PEPSICO INC				COM	713448108	523391.14	8000  SH	Sole	N/A	Sole
PHILIP MORRIS INTERNATIONAL(NYS)	COM	718172109	497505		8500  SH	Sole	N/A	Sole
EXXON MOBIL CORP			COM	30231G102	614442.24	8400  SH	Sole	N/A	Sole
KELLOGG CO				COM	487836108	413551.92	8100  SH	Sole	N/A	Sole
HERSHEY CO/THE				COM	427866108	415158.68	8800  SH	Sole	N/A	Sole
ABBOTT LABORATORIES			COM	2824100		458568.4	9600  SH	Sole	N/A	Sole
HEWLETT-PACKARD CO[NYS]			COM	428236103	480962.06	11400  SH	Sole	N/A	Sole
GENERAL MILLS INC			COM	370334104	416156.04	11700  SH	Sole	N/A	Sole
JP MORGAN CHASE & CO			COM	46625H100	580918.8	13700  SH	Sole	N/A	Sole
MERCK & CO. INC				COM	58933Y105	504803.65	14000  SH	Sole	N/A	Sole
PROCTER & GAMBLE CO			COM	742718109	970446.68	15100  SH	Sole	N/A	Sole
REYNOLDS AMERICAN INC			COM	761713106	522303.28	16000  SH	Sole	N/A	Sole
COCA-COLA CO/THE			COM	191216100	1103778.9	16800  SH	Sole	N/A	Sole
ORACLE CORP (NMS)			COM	68389X105	560701.19	17900  SH	Sole	N/A	Sole
MICROSOFT CORP (NAS)			COM	594918104	574724.26	20600  SH	Sole	N/A	Sole
CISCO SYSTEMS INC [NMS]			COM	17275R102	423100.72	20900  SH	Sole	N/A	Sole
CONAGRA FOODS INC			COM	205887102	451720.34	20000  SH	Sole	N/A	Sole
INTEL CORP				COM	458140100	557023.53	26500  SH	Sole	N/A	Sole
PFIZER INC				COM	717081103	512937.74	29300  SH	Sole	N/A	Sole
GENERAL ELECTRIC CO			COM	369604103	596482.18	32600  SH	Sole	N/A	Sole
3M CO					COM	88579Y101	4587953.04	53100  SH	Sole	N/A	Sole
EMERSON ELECTRIC CO			COM	291011104	5184988.5	90600  SH	Sole	N/A	Sole
DOVER CORP				COM	260003108	5504138.15	94100  SH	Sole	N/A	Sole
NEXTERA ENERGY INC			COM	65339F101	5132539.36	98700  SH	Sole	N/A	Sole
ILLINOIS TOOL WORKS			COM	452308109	5659854.4	105900  SH	Sole	N/A	Sole
CONSOLIDATED EDISON INC			COM	209115104	5577729.88	112600  SH	Sole	N/A	Sole
DANAHER CORP [NYS]			COM	235851102	5349399.07	113400  SH	Sole	N/A	Sole
CITIGROUP  INC				COM	172967101	609164.06	128600  SH	Sole	N/A	Sole
DOMINION RESOURCES INC/VA		COM	25746U109	5155129.53	120600  SH	Sole	N/A	Sole
AMERICAN ELECTRIC POWER			COM	25537101	5295175.6	147100  SH	Sole	N/A	Sole
SOUTHERN CO				COM	842587107	5681825.06	148600  SH	Sole	N/A	Sole
DUKE ENERGY CORP			COM	26441C105	5405335		303500  SH	Sole	N/A	Sole
CME GROUP RESTRICT			COM	12572Q105	1930500		6000  SH	Sole	N/A	Sole



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